3. PROPERTY AND EQUIPMENT (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property And Equipment Details
Lab and office equipment		$ 465,778	$ 467,492
Computer software		141,277	141,277
Leasehold improvements		940,103	940,103
Property and Equipment, Net		1,547,158	1,548,872
Less: accumulated depreciation and amortization		(686,226)	(467,713)
Property and Equipment, Net	$ 803,709	$ 860,932	$ 1,081,159